Income Taxes - Narrative (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014
Income taxes
Net deferred tax liabilities	$ 113	$ 177
Valuation allowance	38	44
Capital loss carryforward	78
State operating loss carryforward	548	500
State
Income taxes
Valuation allowance	22	26
Income taxes receivable, current	8	5
United Kingdom operations
Income taxes
Foreign net operating loss carryforward from United Kingdom operations	13	15
Federal and foreign tax authorities
Income taxes
Taxes payable, current	14
Income taxes receivable, current		100
Puerto Rico Jurisdiction
Income taxes
Foreign net operating loss carryforward from United Kingdom operations	2	2
Puerto Rico Jurisdiction | United Kingdom operations
Income taxes
Valuation allowance	$ 16	$ 18
Corporate Joint Venture
Income taxes
Ownership percentage - SpringCastle	47.00%		47.00%